Income Taxes - Schedule of Deferred Income Tax (Details) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning of the year			$ 129,812
(Charged) credited to the statement of loss			(129,322)	43,930
Exchange difference			(490)	(3,502)
End of the period/ year				129,812
Zhongdehui (SZ) Development Co., Limited [Member]
Beginning of the year	138,401	80,176		$ 138,401	80,176
(Charged) credited to the statement of loss	(48,515)	56,648
Exchange difference	(502)	2,728
End of the period/ year	$ 89,384	$ 139,552			$ 138,401